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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/05

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Litespeed Capital, LLC

Address: 237 park Ave, 8th Floor
New York, NY 10017


Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: James Morley
Title: Client Service Representative
Phone: 212-713-9117


Signature, Place, and Date of Signing:

   James Morley                  New York, NY                     8/9/05
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                                       1
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List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]


                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]







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                           FORM 13F INFORMATION TABLE



     COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6     COLUMN 7          COLUMN 8
------------------    --------------   --------   --------    ------------------   ----------    --------    --------------------
                                                    VALUE     SHRS OF              INVESTMENT     OTHER        VOTING AUTHORITY
  NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)    PRN AMT       SOLE   DISCRETION    MANAGERS    SOLE   SHARED   NONE
------------------    --------------   --------   --------    -------   --- ----   ----------    --------    ----   ------   ----
ABX AIR INC                 OTC EQ      00080S101   5,631,243   690,950   N   X                    LITE      690,950   0        0
ANCHOR GLASS CONTAINER COR  OTC EQ      03304B300     466,560   345,600   N   X                    LITE      345,600   0        0
AUGUST TECHNOLOGY CORP      OTC EQ      05106U105   3,923,720   336,800   N   X                    LITE      336,800   0        0
BEVERLY ENTERPRISES INC     COMMON      087851309  12,376,910   971,500   N   X                    LITE      971,500   0        0
EAGLE MATERIALS INC         OTC EQ      26969P207   6,786,750    75,000   N   X                    LITE       75,000   0        0
FORTUNE BRANDS INC          CALL OP     349631101     531,250   125,000   C   X                    LITE       125000   0        0
FORTUNE BRANDS INC          PUT OP      349631101     334,375   125,000   P   X                    LITE       125000   0        0
GUIDANT CORP                COMMON      401698105   2,422,800    36,000   N   X                    LITE       36,000   0        0
W R GRACE & CO              CALL OP     38388F108     253,140   893,600   C   X                    LITE      893,600   0        0
HAWAIIAN HLDGS INC          COMMON      419879101     477,102   117,803   N   X                    LITE      117,803   0        0
HOLLINGER INTERNATIONAL     COMMON      435569108  10,167,157 1,015,700   N   X                    LITE    1,015,700   0        0
ISHARES TR RUSSELL 2000 IND CALL OP     464287630     990,000 1,200,000   C   X                    LITE    2,700,000   0        0
ISHARES TR RUSSELL 2000 IND PUT OP      464287630   2,565,000 1,500,000   P   X                    LITE    1,500,000   0        0
JOHNSON OUTDOORS INC CL A   OTC EQ      479167108   4,038,553   230,511   N   X                    LITE      230,511   0        0
ADESA INC                   COMMON      00686U104   5,152,959   236,700   N   X                    LITE      236,700   0        0
KANSAS CITY SOUTHERN INDS   COMMON      485170302  16,547,600   820,000   N   X                    LITE      820,000   0        0
LABRANCHE & CO INC          PUT OP      505447102      42,600    28,400   P   X                    LITE       28,400   0        0
SOUTHWEST AIRLINES CO       PUT OP      844741108     220,000   400,000   P   X                    LITE      400,000   0        0
MILLENNIUM BANKSHARES CORP  OTC EQ      60037B106     975,253   136,399   N   X                    LITE      136,399   0        0
MAGNA ENTERTAINMENT CORP    OTC EQ      559211107  10,538,904 1,868,600   N   X                    LITE    1,868,600   0        0
ALTRIA GROUP INC            COMMON      02209S103  16,245,825   251,250   N   X                    LITE      251,250   0        0
MONOLITHIC SYSTEM TECH INC  OTC EQ      609842109   7,697,163 1,530,251   N   X                    LITE    1,540,251   0        0
MORGAN STANLEY              PUT OP      617446448      41,000    10,000   P   X                    LITE       10,000   0        0
MAYTAG CORP                 PUT OP      578592107      46,750   467,500   P   X                    LITE      467,500   0        0
NORTHWESTERN CORP           OTC EQ      668074115      95,464    23,866   N   X                    LITE       23,866   0        0
PACKAGING DYNAMICS CORP     OTC EQ      695160101   5,887,573   420,601   N   X                    LITE      420,601   0        0
PRICE COMMUNICATIONS CORP   COMMON      741437305   4,994,804   288,717   N   X                    LITE      288,717   0        0
NASDAQ 100 TR               CALL OP     631100104      94,500   750,000   C   X                    LITE      750,000   0        0
NASDAQ 100 TR               PUT OP      631100104   1,447,500   750,000   P   X                    LITE      750,000   0        0
GRUPO TMM S A DE CV         COMMON      40051D105  10,951,500 3,650,500   N   X                    LITE    3,650,500   0        0
TOPPS CO INC                OTC EQ      890786106   1,326,457   132,249   N   X                    LITE      132,249   0        0
EXIDE TECHNOLOGIES          OTC EQ      302051206   6,223,583 1,283,213   N   X                    LITE    1,283,213   0        0
ZILOG INC NEW               OTC EQ      989524301   4,816,067 1,141,248   N   X                    LITE    1,141,248   0        0
                                                 ------------

                             Under Management:   144,310,062
                                                 ============

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